FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 5,139	$ 4,299	$ 2,774
Financial assets, carrying value	19,555	15,798
Financial assets, at fair value	19,598	15,798
Disclosure of financial liabilities [line items]
Corporate borrowings	5,659	4,500
Subsidiary borrowings	9,009	7,949
Accounts payable and other	17,965	11,915
Subsidiary equity obligations	3,661	3,565
Financial liabilities at carrying value	100,015	80,371
Financial liabilities, at fair value	102,284	81,868
Property-specific borrowings	63,721	52,442
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	6,087	4,771
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	65,399	53,512
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	9,172	8,103
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	17,965	11,915
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	3,661	3,567
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying value	5,139	4,299
Financial assets, at fair value	5,139	4,299
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	4,800	4,700
Financial assets, at fair value	4,843	4,700
Government bonds
Disclosure of financial assets [line items]
Financial assets, carrying value	49	54
Financial assets, at fair value	49	54
Corporate bonds
Disclosure of financial assets [line items]
Financial assets, carrying value	643	355
Financial assets, at fair value	643	355
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	662	505
Financial assets, at fair value	662	505
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets, carrying value	1,832	2,582
Financial assets, at fair value	1,832	2,582
Loans and notes receivable
Disclosure of financial assets [line items]
Financial assets, carrying value	1,614	1,204
Financial assets, at fair value	1,657	1,204
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying value	9,616	6,799
Financial assets, at fair value	$ 9,616	$ 6,799